Summary of Significant Accounting Policies (Q1) (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jul. 22, 2019	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Reverse stock split	1 for 8 reverse stock split
Revenue					$ 1,507
Debentures face value		8,000
License Fee [Member]
Revenue
Service and Equipment [Member]
Revenue